Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible assets
Intangible assets

13Intangible assets

	Goodwill	IT software	Total
	£ 000	£ 000	£ 000
Cost or valuation
At January 1, 2022	1,473	3,480	4,953
Additions	—	571	571
Disposals	—	(135)	(135)
Impairment	(1,473)	—	(1,473)
At December 31, 2022	—	3,916	3,916
Additions	—	159	159
Disposals	—	(210)	(210)
At December 31, 2023	—	3,865	3,865
Accumulated amortization
At January 1, 2022	—	745	745
Amortization charge	—	1,195	1,195
Depreciation on disposals	—	(72)	(72)
At December 31, 2022	—	1,868	1,868
Amortization charge	—	1,164	1,164
Depreciation on disposals	—	(185)	(185)
At December 31, 2023	—	2,847	2,847
Net book value
At December 31, 2023	—	1,018	1,018
At December 31, 2022	—	2,048	2,048

The amortization charge of £1,164 thousand (2022: £1,195 thousand) is shown in Administrative expenses.

All intangible assets are attributable to the UK and IT software is third party software licenses, which includes perpetual licenses and implementation costs. The carrying amounts of the software was reviewed at the reporting date and management determined that there were no indicators of impairment.

Goodwill previously recognized on the acquisition of Vertical Advanced Engineering Ltd in July 2019 was fully impaired during the year ended December 31, 2022.